Accounts payable and accrued liabilities	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
6. Accounts payable and accrued liabilities
	2016	2015
Accrued liabilities related to:
Consultants and professional fees	$ 107,387	$ 100,000
Board of Directors' fees	-	30,000
Survey and other projects	-	10,394
Payroll (vacation pay and wages payable)	156,498	210,816
	263,885	351,210
Trade payables and other	312,079	812,571
	575,964	1,163,781